SUBSEQUENT EVENTS: (Details) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended
	Dec. 31, 2011 Term loan A	Nov. 30, 2004 7.625% senior subordinated notes due in 2014 EUR (€)	Dec. 31, 2011 7.625% senior subordinated notes due in 2014	Nov. 30, 2004 7.500% senior subordinated notes due in 2014 USD ($)	Dec. 31, 2011 7.500% senior subordinated notes due in 2014	Dec. 31, 2009 2014 Notes USD ($)	Feb. 29, 2012 Debt issuance Term loan A USD ($)	Dec. 31, 2011 Debt issuance Term loan A USD ($)	Feb. 29, 2012 Notes redeemed 7.625% senior subordinated notes due in 2014 USD ($)	Feb. 29, 2012 Notes redeemed 7.625% senior subordinated notes due in 2014 EUR (€)	Feb. 29, 2012 Notes redeemed 7.500% senior subordinated notes due in 2014 USD ($)	Mar. 31, 2012 Notes redeemed 2014 Notes USD ($)
Subsequent event
Debt issued		€ 375.0		$ 200.0			$ 350.0	$ 350.0
Aggregate principal amount of debt repurchased						153.2			324.2	250.1	200.0
Interest rate (as a percent)			7.625%		7.50%
Variable rate basis	Libor
Basis spread on variable rate (as a percent)	2.25%
Reduction in interest rate added to the base rate for achieving a designated leverage ratio (as a percent)	0.25%
Amount of term loan payable as a percentage of original principal amount outstanding in year 1	7.50%
Amount of term loan payable as a percentage of original principal amount outstanding in year 2	10.00%
Amount of term loan payable as a percentage of original principal amount outstanding in year 3	10.00%
Amount of term loan payable as a percentage of original principal amount outstanding in year 4	10.00%
Gains (Losses) on Extinguishment of Debt												$ 9.6